Consolidated Statements of Comprehensive Income/ (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue		$ 18,535,115	$ 23,762,536	$ 41,200,205
Cost of sales		(20,851,252)	(35,274,352)	(39,041,932)
Gross (loss)/profit		(2,316,137)	(11,511,816)	2,158,273
Other income		122,139	461,564	555,051
Other gains and (losses)		(13,522,300)	(122,243)	(11,123,767)
Distribution and selling expenses		(2,670,955)	(3,265,380)	(3,606,010)
Administrative expenses		(4,907,020)	(4,879,397)	(3,543,993)
Loss from operations		(23,294,273)	(19,317,272)	(15,560,446)
Finance costs		(96,444)	(96,385)	(71,783)
Change in fair value of warrant liabilities				3,409
Loss before tax		(23,390,717)	(19,413,657)	(15,628,820)
Income tax income		5,422,119	4,598,061	3,726,133
Loss for the year		(17,968,598)	(14,815,596)	(11,902,687)
Other comprehensive (loss) income
-currency translation differences		(3,071,697)	4,810,715	(6,125,433)
Total comprehensive loss for the year		$ (21,040,295)	$ (10,004,881)	$ (18,028,120)
Loss per share of common stock attributable to the Company
-Basic	[1]	$ (8.06)	$ (7.96)	$ (6.80)
-Diluted	[1]	$ (8.06)	$ (7.96)	$ (6.80)
Weighted average shares outstanding:
-Basic		2,229,915	1,860,831	1,750,142
-Diluted		2,229,915	1,860,831	1,750,142

[1]	The amount of shares and the respective calculations of earnings/(loss) per share have been adjusted according to reverse split.